             As filed with the Securities and Exchange Commission
                               on April 8, 2002
                     Registration No. 333-74283; 811-09255

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                          --------------------------
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ __ ]

Post-Effective Amendment No. 10                                  [  X  ]
                                                                  -----

                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ __ ]

Amendment No. 12                                                 [  X  ]
                                                                  -----

                        (Check appropriate box or boxes)

                          ___________________________

                          WELLS FARGO VARIABLE TRUST
              (Exact Name of Registrant as specified in Charter)
                               525 Market Street
                            San Francisco, CA 94105
         (Address of Principal Executive Offices, including Zip Code)

                          ___________________________

      Registrant's Telephone Number, including Area Code: (800) 643-9691
                               C. David Messman
                       Wells Fargo Funds Management, LLC
                         525 Market Street, 12th Floor
                            San Francisco, CA 94105
                          (Name and Address of Agent
                                 for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[ __ ]   Immediately upon filing pursuant to Rule 485(b), or

[  X  ]  on April 15, 2002 pursuant to Rule 485(b)
 -----

[ __ ]   60 days after filing pursuant to Rule 485(a)(1), or

[ __ ]   on _________ pursuant to Rule 485(a)(1)

[ __ ]   75 days after filing pursuant to Rule 485(a)(2), or

[ __ ]   on ___________ pursuant to Rule 485(a)(2)

If appropriate, check the following box:

[  X  ]  this post-effective amendment designates a new effective date for a
 -----
         previously filed post-effective amendment.

                               EXPLANATORY NOTE
                               ----------------

     This Post-Effective Amendment No. 10 (the "Amendment") to the Registration Statement of Wells Fargo Variable Trust (the "Trust") is being filed to delay the effectiveness of Post-Effective Amendment No. 9 until April 15, 2002, and to file the definitive form of the Asset Allocation Fund prospectus. Part B is incorporated by reference to Post-Effective Amendment No. 9, which was filed pursuant to Rule 485(a) on February 8, 2002. This Post-Effective Amendment does not affect the Registration Statement for any other Fund of the Trust.

                          WELLS FARGO VARIABLE TRUST
                          --------------------------
                             Cross Reference Sheet
                             ---------------------

Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------

 1              Front and Back Cover Pages
 2              Objective
                Principal Strategies
                Important Risks
 3              Not Applicable
 4              Objective
                Principal Strategies
                Important Risks
                See Individual Fund Summary
                Additional Strategies and General Investment Risks
 5              Not applicable
 6              Organization and Management of the Fund
 7              Investing in the Fund
                Income and Gain Distributions
                Taxes
 8              Distribution Plan
 9              See Individual Fund Summary

Part B          Statement of Additional Information Captions
------          --------------------------------------------

10              Cover Page and Table of Contents
11              Historical Fund Information
12              Investment Policies
                Additional Permitted Investment Practices and Associated Risks
13              Management
14              Capital Stock
15              Management
16              Portfolio Transactions
17              Capital Stock
18              Determination of Net Asset Value
                Additional Purchase and Redemption Information
19              Federal Income Taxes
20              Management
21              Performance Calculations
22              Financial Information

Part C          Other Information
------          -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                                              [WELLS FARGO LOGO]

WELLS FARGO VARIABLE TRUST FUNDS

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                           Asset Allocation Fund

                                                       May 1, 2002

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]


Table of Contents                                              Variable Trust Funds
-----------------------------------------------------------------------------------
Overview                               Objective and Principal Strategies         4
                                       Summary of Important Risks                 6
This section contains important        Performance History                        7
summary information about the          Key Information                            8
Fund.

-----------------------------------------------------------------------------------
The Fund                               Asset Allocation Fund                      9
                                       Additional Strategies and
This section contains important          General Investment Risks                11
information about the Fund.            Organization and Management
                                         of the Fund                             14

-----------------------------------------------------------------------------------
Your Investment                        Investing in the Fund                     16

Turn to this section for
information on how to buy
and sell Fund shares.

-----------------------------------------------------------------------------------
Reference                              Other Information                         18
                                       Glossary                                  20
Look here for additional
information and term
definitions.

Variable Trust Fund Overview
--------------------------------------------------------------------------------

See the individual Fund description in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the Glossary.

-------------------------------------------------------------------------------------------
FUND                        OBJECTIVE
-------------------------------------------------------------------------------------------
Asset Allocation Fund       Seeks long-term total return, consistent with reasonable risk.

4    Variable Trust Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

The Fund invests in equity and fixed-income securities in varying proportions, with an emphasis on equity securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indexes. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed-income portion of its assets in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. We seek to maintain a 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. The Fund's "neutral" target allocation is 60% equity securities and 40% fixed-income securities.

                                                  Variable Trust Prospectus    5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

..  the individual Fund Description later in this Prospectus;

.. under the "Additional Strategies and General Investment Risks" section beginning on page 11; and

..  in the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in the Fund.

Equity Securities
The Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund's portfolio. Certain types of stocks and certain individual stocks selected for the Fund's portfolio may underperform or decline in value more than the overall market. Stocks of smaller or medium-sized companies tend to be more volatile and less liquid than those of larger companies.

Debt Securities
The Fund invests in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in the Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in the Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

Foreign Investments
The Fund may make foreign investments through investments in American Depositary Receipts ("ADRs"), which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial, and other operational risks.

Fund Specific Risks
Fund assets that track the performance of an index do so whether the index rises or falls.

6    Variable Trust Prospectus

Performance History
--------------------------------------------------------------------------------

The information on this page shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual returns since inception and for one- and five-year periods (as applicable) are compared to the performance of an appropriate broad-based index (or indexes). Please remember that past performance is no guarantee of future results. The performance for the Fund in this Prospectus does not reflect fees charged by your variable life insurance policy or variable annuity contract. If it did, returns would be lower.

Asset Allocation Fund Calendar Year Returns

  [GRAPH]

'95     28.95
'96     11.46
'97     20.88
'98     25.26
'99      9.33
'00      1.02

Best Qtr.: Q4 '98 . 15.86%               Worst Qtr.: Q3 '98 . (5.38)%

Average annual total return                                                    Since
for the period ended 12/31/00                       1 year      5 years      Inception
WFVT Asset Allocation Fund (Incept. 4/15/94)         1.02%       13.26%        14.15%

S&P 500 Index/1/                                    (9.11)%      18.33%        19.78%

LB 20+ U.S. Treasury Bond Index/2/                  21.50%        7.40%         7.53%

/1/ S&P 500 is a registered trademark of Standard & Poor's.
/2/ Lehman Brothers 20+ U.S. Treasury Bond Index.

                                                  Variable Trust Prospectus    7

Key Information
--------------------------------------------------------------------------------

In this Prospectus, "we" generally means Wells Fargo Variable Trust, or Wells Fargo Funds Management, the Fund's investment advisor. "We" may also refer to the Fund's other service providers. "You" means the shareholder or potential investor.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in the Fund:
The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tell you:

..  what the Fund is trying to achieve; and

..  how we intend to invest your money.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an on-going basis. Percentages of the "Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

8    Variable Trust Prospectus

Asset Allocation Fund
--------------------------------------------------------------------------------
Investment Objective
The Asset Allocation Fund seeks long-term total return, consistent with reasonable risk.

Investment Strategies
--------------------------------------------------------------------------------
The Fund invests in equity and fixed-income securities in varying proportions, with an emphasis on equity securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indexes. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed-income portion of its assets in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. The Fund's "neutral" target allocation is 60% equity securities and 40% fixed-income securities.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

--------------------------------------------------------------------------------
Permitted Investments
The asset classes we invest in are:

.. Stock Investments--We invest this portion of the Fund in common stocks to replicate the S&P 500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index; and

.. Bond Investments--We invest this portion of the Fund in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. Bonds in this index have remaining maturities of twenty years or more.

We seek to maintain a 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. The Fund uses futures contracts to implement target allocation changes recommended by the asset allocation model.

The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations.

--------------------------------------------------------------------------------
Important Risk Factors
The Fund is subject to the risks described on page 6. Fund assets that track the performance of an index do so whether the index rises or falls.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 11. These considerations are all important to your investment choice.

                                                  Variable Trust Prospectus    9

Asset Allocation Fund                                       Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is available upon request in the Fund's annual report.

---------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
---------------------------------------------------------------------------------------------------------------
                                                   FUND COMMENCED
                                                   ON APRIL 15, 1994
                                                  -------------------------------------------------------------
                                                     Dec. 31,    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
For the period ended:                                  2000        1999         1998         1997         1996
                                                  -------------------------------------------------------------
Net asset value, beginning of period                 $  14.42     $13.45     $  11.99      $ 11.42      $ 11.27

Income from investment operations:
   Net investment income (loss)                          0.31       0.27         0.34         0.60         0.56
   Net realized and unrealized gain (loss)
     on investments                                     (0.13)      0.97         2.60         1.73         0.69

Total from investment operations                         0.18       1.24         2.94         2.33         1.25

Less distributions:
   Dividends from net investment income                 (0.31)     (0.26)       (0.34)       (0.60)       (0.56)
   Distributions from net realized gain                 (0.47)     (0.01)       (1.14)       (1.16)       (0.54)

Total from distributions                                (0.78)     (0.27)       (1.48)       (1.76)       (1.10)

Net asset value, end of period                       $  13.82     $14.42     $  13.45      $ 11.99      $ 11.42

Total return/1/                                          1.02%      9.33%       25.26%       20.88%       11.46%

Ratios/supplemental data:
   Net assets, end of period (000s)                  $270,278   $240,671     $156,241      $86,506      $51,797

Ratios to average net assets:
   Ratio of expenses to average net assets               1.00%      0.97%        0.92%        0.80%        0.69%
   Ratio of net investment income (loss)
     to average net assets                               2.19%      2.05%        2.62%        5.20%        5.34%

Portfolio turnover                                         48%        30%          29%         156%           4%

Ratio of expenses to average net
  assets prior to waived fees and
  reimbursed expenses/2/                                 1.12%      1.17%        1.11%        0.85%        0.80%
---------------------------------------------------------------------------------------------------------------

/1/ Total return calculations do not include any insurance costs, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

10    Variable Trust Prospectus

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Variable Trust Asset Allocation Fund. Certain common risks are identified in the Summary of Important Risks on page 6. Other risks of mutual fund investing include the following:

.. Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

..  We cannot guarantee that the Fund will meet its investment objective.

.. We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as investment advisors, offer or promise to make good any such losses.

.. Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

.. An investment in the Fund, by itself, does not constitute a complete investment plan.

.. The Fund invests in foreign companies (including investments made through ADRs and similar investments), and in foreign obligations, which are subject to additional risks, including less liquidity and greater price volatility. A Fund's foreign investments may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.

.. The Fund may also use various derivative instruments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

.. The Fund may invest a portion of its assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). These are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Fund itself.

                                                 Variable Trust Prospectus    11

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Foreign Investment Risk--Foreign investments are subject to various additional risks, including potentially less liquidity and greater price volatility. Additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding or other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial, and other operational risks.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest-rate risk, and reduce rates of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

12    Variable Trust Prospectus

Investment Practice/Risk
--------------------------------------------------------------------------------

The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Statement of Additional Information for more information on these practices.

---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                                   PRINCIPAL RISK(S)
---------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary purposes (e.g. to meet shareholder                 Leverage Risk
redemptions).

Foreign Securities
Equity securities issued by a non-U.S. company in the form of an ADR or similar              Foreign Investment, Regulatory,
investment, or debt securities of a non-U.S. company or foreign government.                  Liquidity and Currency Risk

Forward Commitment, When-Issued and Delayed Delivery Transactions
Securities bought or sold for delivery at a later date or bought or sold for a fixed         Interest Rate, Leverage, Credit and
price at a fixed date.                                                                       Experience Risk

Illiquid Securities
A security which may not be sold or disposed of in the ordinary course of                    Liquidity Risk
business within seven days at approximately the value determined for it by the Fund. Limited to 15% of total assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers and financial institutions            Credit, Counter-Party and
to increase return on those securities. Loans may be made up to 1940 Act limits              Leverage Risk
(currently one-third of total assets including the value of collateral received).

Options
The right or obligation to receive or deliver a security or cash payment depending           Credit and
on the security's price or the performance of an index or benchmark. Types of                Liquidity Risk
options used may include: options on securities, options on a stock index, stock index futures and options on stock index futures to protect liquidity and portfolio value.

Other Mutual Funds
Investments by the Fund in shares of other mutual funds, which will cause Fund               Market Risk
shareholders to bear a pro-rata portion of the other fund's expenses, in addition to the expenses paid by the Fund.

Privately Issued Securities
Securities that are not publicly traded but which may or may not be resold                   Liquidity Risk
in accordance with Rule 144A of the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a security agrees to buy back a security                Credit and Counter-Party Risk
at an agreed upon time and price usually with interest.

                                                 Variable Trust Prospectus    13

Organization and Management of the Fund
--------------------------------------------------------------------------------

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Variable Trust
Wells Fargo Variable Trust ("WFVT") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of WFVT supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy. The Fund is available for purchase through certain variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by the separate accounts of Participating Insurance Companies. Individual holders of VA Contracts and VLI Policies are not the "shareholders" of, or "investors" in, the Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies will pass through voting rights to the holders of VA Contracts and VLI Policies. WFVT currently does not foresee any disadvantages to the holders of VA Contracts and VLI Policies arising from the fact that the interests of the holders of VA Contracts and VLI Policies may differ. Nevertheless, WFVT's Board of Trustees monitors events in order to identify any conflicts which may arise and to determine what action, if any, should be taken in response to such conflicts. The VA Contracts and VLI Policies are described in the separate prospectuses issued by the Participating Insurance Companies. WFVT assumes no responsibility for such prospectuses.

------------------------------------------------------------------------------------------------------------------
                                                 BOARD OF TRUSTEES
------------------------------------------------------------------------------------------------------------------
                                         Supervises the Funds' activities
------------------------------------------------------------------------------------------------------------------
            INVESTMENT ADVISOR                                                CUSTODIAN
------------------------------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                      Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA                      6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities               Provides safekeeping for the Asset Allocation Fund's assets
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                              INVESTMENT SUB-ADVISOR
------------------------------------------------------------------------------------------------------------------
                                      Wells Capital Management Incorporated
                                                  525 Market St.
                                                 San Francisco, CA
                                 (Responsible for day-to-day portfolio management)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                                         TRANSFER
             ADMINISTRATOR                                                AGENT
------------------------------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                           Boston Financial Data Services, Inc.
525 Market St.                                              Two Heritage Dr.
San Francisco, CA                                           Quincy, MA

Manages the Funds' business activities                      Maintains records of shares and supervises
                                                            the payment of dividends
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                               PARTICIPATING INSURANCE COMPANIES AND SELLING AGENTS
------------------------------------------------------------------------------------------------------------------
                        Advise current and prospective contract holders on Fund investments
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                 CONTRACT HOLDERS
------------------------------------------------------------------------------------------------------------------

14    Variable Trust Prospectus

--------------------------------------------------------------------------------

The Investment Advisor
Wells Fargo Funds Management, LLC ("Funds Management") assumed the investment advisory responsibilities for the Fund on March 1, 2001. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's advisor is responsible for developing the investment policies and guidelines for the Fund, and for supervising the sub-advisor who is responsible for the day-to-day portfolio management of the Fund. As of December 31, 2000, Funds Management and its affiliates provided advisory services for over $151.2 billion in assets.

Funds Management is entitled to receive an annual fee of 0.55% of the Fund's average daily net assets for providing these services.

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management is the sub-advisor for each of the Fund. In this capacity, WCM is responsible for the day-to-day investment management activities of the Fund. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of December 31, 2001, WCM managed over $106 billion in assets. WCM is compensated for its services by Funds Management from the advisory fees Funds Management receives for its services as the Funds advisor.

The Administrator
Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of the Fund.

Distribution Plan
We have adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses, annual and semi-annual reports, and other materials to beneficial owners of the Fund's shares, and the payment of compensation to Participating Insurance Companies. For these services, the Fund pays an annual fee of 0.25% of its average daily net assets. These fees are paid out the Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of insurance costs.

                                                 Variable Trust Prospectus    15

Investing in the Fund
--------------------------------------------------------------------------------

The Fund is available for purchase through certain VA Contracts and VLI Policies offered by the separate accounts of Participating Insurance Companies. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day. Please refer to the prospectus provided by your Participating Insurance Company for detailed information describing the separate accounts.

WFVT does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA Contracts or VLI Policies. These fees and charges are described in the Participating Insurance Companies' prospectuses.

Should any conflict between VA Contract and VLI Policy holders arise which would require that a substantial amount of net assets be withdrawn from a Fund of WFVT, orderly portfolio management could be disrupted to the potential detriment of the VA Contract and VLI Policy holders.

16    Variable Trust Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Other Information
--------------------------------------------------------------------------------

Income and Gain Distributions
The Fund is treated separately in determining the amounts of distributions of net investment income and distributions of capital gains payable to its shareholders. The Fund's distribution is automatically reinvested on the payment date for each shareholder's account in additional shares of the Fund at NAV or are paid in cash at the election of the Participating Insurance Company.

The Asset Allocation Fund declares and pays any distributions of net investment income quarterly. The Fund makes any capital gain distributions at least annually.

Taxes
The following discussion regarding federal income taxes is based on laws which were in effect as of the date of this Prospectus. The discussion summarizes only some of the important federal income tax considerations that affect the Fund and its shareholders. It is not intended as a substitute for careful tax planning and does not discuss state, local or foreign income tax considerations. You should consult your own tax advisor with respect to your specific tax situation. Please see the Statement of Additional Information for further federal income tax considerations. Federal income taxation of VA Contract or VLI Policy is discussed in the prospectus of your Participating Insurance Company.

As described in the prospectus of your Participating Insurance Company, individual holders of VA Contracts and VLI Policies may qualify for favorable tax treatment. As long as your VA Contract or VLI Policy maintains favorable tax treatment, you will only be taxed on your investment in the Fund through your VA Contract or VLI Policy. In order to qualify for such treatment, among other things, the "separate accounts" of the Participating Insurance Companies, which maintain and invest net proceeds from the VA Contracts and VLI Policies, must be "adequately diversified." The Fund intends to be operated in a manner so that a separate account investing in Fund Shares on behalf of a holder of a VA Contract or VLI Policy will be "adequately diversified."

Pricing Fund Shares:
.. As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

..  The Fund's investments are generally valued at current market prices.
   Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

18    Variable Trust Prospectus

--------------------------------------------------------------------------------

.. We determine the NAV of the Fund's shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (ET). We determine the NAV by subtracting the Fund's liabilities from its total assets, and then dividing the result by the total number of outstanding shares. The Fund's assets are generally valued at current market prices. We may use fair value pricing methods to determine the value of certain assets under certain circumstances, such as when we believe that closing market prices of securities, including securities that trade primarily on a foreign exchange, do not accurately reflect their current values. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on closing market prices. See the Statement of Additional Information for further disclosure.

.. The Fund is open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, Presidents'
   Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

                                                 Variable Trust Prospectus    19

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the New York Stock Exchange is open is a business day for the non-money market Funds. The Money Market Fund is open for business Monday through Friday and generally is closed on federal bank holidays.

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

20    Variable Trust Prospectus

--------------------------------------------------------------------------------

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

S&P, S&P 500 Index
Standard & Poor's, a nationally recognized ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers, and exclude sales loads.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                                                 Variable Trust Prospectus    21

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P037 (5/02)                                                     [LOGO]
ICA Reg. No.                                           Printed on Recycled Paper
811-09255

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                          WELLS FARGO VARIABLE TRUST
                        File Nos. 333-74283; 811-09255

                                    PART C
                               OTHER INFORMATION

Item 23.      Exhibits.
              --------


      Exhibit
      Number                                      Description
      --------                                    -----------
        (a)                   -  Amended and Restated Declaration of Trust, incorporated by reference to
                                 Post-Effective Amendment No. 5, filed September 20, 1999.

        (b)                   -  Not Applicable.

        (c)                   -  Not Applicable.

        (d)(1)(i)             -  Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 8, filed May 1, 2001.

              (ii)            -  Fee and Expense Agreement between Wells Fargo Variable Trust and Wells Fargo
                                 Funds Management, LLC, incorporated by reference to Post-Effective Amendment No.
                                 8, filed May 1, 2001.

          (2)(i)              -  Not Applicable.

              (ii)            -  Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to the Trust's Post-Effective Amendment No. 5, filed
                                 September 20, 1999.

              (iii)           -  Investment Sub-Advisory Agreement with Wells Capital Management, Inc., incorporated by reference to the Trust's Post-Effective Amendment No. 5, filed
                                 September 20, 1999.

        (e)                   -  Distribution Agreement, incorporated by reference to Post-Effective Amendment
                                 No. 5, filed September 20, 1999; Appendix A, incorporated by reference to
                                 Post-Effective Amendment No. 7, filed February 16, 2001.

        (f)                   -  Not Applicable.

        (g)(1)                -  Custody Agreement with Barclays Global Investors, N.A., incorporated by reference to Post-Effective Amendment No. 5, filed September 20, 1999.

          (2)                 -  Custody Agreement with Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 7, filed February 16, 2001.

                    (i)       -  Delegation Agreement (17f-5) with Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 7, filed February 16, 2001.

        (h)(1)                -  Administration Agreement with Wells Fargo Bank, N.A., incorporated by reference to the Trust's Post-Effective Amendment No. 5, filed September 20, 1999.

          (2)                 -  Fund Accounting Agreement with Forum Accounting Services, LLC, incorporated by reference to Post-Effective Amendment No. 5, filed September 20, 1999.

          (3)                 -  Not Applicable. (Interim Agreement superseded by Item 23 (h)(2).)

          (4)                 -  Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 5, filed September 20,
                                 1999; Schedule A, incorporated by reference to Post-Effective Amendment No. 7, filed February 16, 2001.

          (5)(i)              -  Participation Agreement by and among Wells Fargo Variable Trust, Fortis Benefits
                                 Insurance Company and Stephens Inc., incorporated by reference to Post-Effective
                                 Amendment No. 7, filed February 16, 2001.

             (ii)             -  Participation Agreement by and among Wells Fargo Variable Trust, Hartford Life and Annuity Insurance Company and Stephens Inc., incorporated by reference to
                                 Post-Effective Amendment No. 7, filed February 16, 2001.

             (iii)            -   Participation Agreement by and among Wells Fargo Variable Trust, American
                                  Skandia Life Insurance Company and Stephens Inc., incorporated by reference to
                                  Post-Effective Amendment No. 7, filed February 16, 2001.


        (i)                   -  Legal Opinion, filed herewith.

        (j)(A)                -   Not Applicable.

        (j)(1)                -  Power of Attorney, Robert C. Brown, incorporated by reference to Post-Effective
                                 Amendment No. 7, filed February 16, 2001.

            (2)               -  Power of Attorney, Thomas S. Goho, incorporated by reference to Post-Effective
                                 Amendment No. 7, filed February 16, 2001.

            (3)               -  Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective
                                 Amendment No. 7, filed February 16, 2001.

            (4)               -  Power of Attorney, W. Rodney Hughes, incorporated by reference to Post-Effective
                                 Amendment No. 7, filed February 16, 2001.

            (5)               -  Power of Attorney, Richard M. Leach, incorporated by reference to Post-Effective
                                 Amendment No. 7, filed February 16, 2001.

            (6)               -  Power of Attorney, J. Tucker Morse, incorporated by reference to Post-Effective
                                 Amendment No. 7, filed February 16, 2001.

            (7)               -  Power of Attorney, Timothy J. Penny, incorporated by reference to Post-Effective
                                 Amendment No. 7, filed February 16, 2001.

            (8)               -  Power of Attorney, Donald C. Willeke, incorporated by reference to
                                 Post-Effective Amendment No. 7, filed February 16, 2001.

            (9)               -  Power of Attorney, Michael J. Hogan, incorporated by reference to Post-Effective
                                 Amendment No. 7, filed February 16, 2001.

            (10)              -  Power of Attorney, Karla M. Rabusch, incorporated by reference to Post-Effective
                                 Amendment No. 7, filed February 16, 2001.

        (k)                   -  Not Applicable.

        (l)                   -  Not Applicable.

        (m)                   -  Rule 12b-1 Distribution Plan, incorporated by reference to Post-Effective
                                 Amendment No. 5, filed September 20, 1999; see Exhibit (e) above for related
                                 Distribution Agreement.

        (n)                   -  Not Applicable.

        (p)(1)                -  Joint Code of Ethics for Funds Trust, Core Trust and Variable Trust,
                                 incorporated by reference to Post-Effective Amendment No. 8, filed May 1, 2001.

            (2)               -  Wells Fargo Funds Management, LLC Code of Ethics, incorporated by reference to
                                 Post-Effective Amendment No. 8, filed May 1, 2001.

            (3)               -  Not Applicable.

            (4)               -  Not Applicable.

            (5)               -  Peregrine Capital Management, Inc. Code of Ethics, incorporated by reference to
                                 Post-Effective Amendment No. 7, filed February 16, 2001.

            (6)               -  Wells Capital Management Incorporated Code of Ethics, incorporated by reference to Post-Effective Amendment No. 7, filed February 16, 2001.

Item 24.        Persons Controlled by or Under
                Common Control with the Fund.
                ----------------------------

                Registrant believes that no person is controlled by or under common control with Registrant.


Item 25.        Indemnification.
                ---------------

                Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust and its Funds.


Item 26.        Business and Other Connections
                of Investment Adviser.
                ------------------------------

                (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

                To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

                (b) Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, serves as sub-adviser to the Corporate Bond, Equity Income, Equity Value, Growth, International Equity, Money Market and Small Cap Growth Funds. The descriptions of WCM in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors and officers of WCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                (c) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to the Large Company Growth Fund. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


Item 27.  Principal Underwriters.
          ----------------------

                (a) Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Separate Account Trust, Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Core Trust, all of which are registered open-end management investment companies. Stephens Capital Management, an operating division of Stephens, acts as an investment adviser for certain funds of The Diversified Investors Fund Group, also an open-end management investment company.

                (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 501-15510).

                (c)      Not Applicable.


Item 28.      Location of Accounts and Records.
              --------------------------------

              (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, San Francisco, California 94105.

              (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

              (c) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as the former sub-adviser and former custodian, respectively, for the Asset Allocation Fund (through April 12, 2002) at 45 Fremont Street, San Francisco, California 94105.

              (d) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

              (e) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040 .

              (f) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

              (g) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Minneapolis, Minnesota 55402.

              (h) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

Item 29.  Management Services.
          -------------------

                Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not Applicable.
          ------------

                                  SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 8th day of April, 2002.

                                        WELLS FARGO VARIABLE TRUST

                                        By /s/ Christopher R. Bellonzi
                                           -----------------------------
                                               Christopher R. Bellonzi
                                               Assistant Secretary


              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated :


Signature                                    Title                     Date
---------                                    -----                     ----
                *                            Trustee
--------------------------------------
Robert C. Brown

                *                            Trustee
--------------------------------------
Thomas S. Goho

                *                            Trustee
--------------------------------------
Peter G. Gordon

                *                            Trustee
--------------------------------------
W. Rodney Hughes

                *                            Trustee
--------------------------------------
Richard M. Leach

                *                            Trustee
--------------------------------------
J. Tucker Morse

                *                            Trustee
--------------------------------------
Timothy J. Penny

                *                            Trustee
--------------------------------------
Donald C. Willeke

*By:      /s/    Christopher R. Bellonzi                         4/8/2002
     ----------------------------------------
       Christopher R. Bellonzi
       As Attorney-in-Fact
       April 8, 2002

                          WELLS FARGO VARIABLE TRUST
                        FILE NOS. 333-74283; 811-09255

                                 EXHIBIT INDEX

Exhibit Number                           Description


EX-99.B(i)                    Opinion and Consent of Counsel